Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Convertible Bond		€ 15,201
Non-current derivatives	€ 8,338	13,665
Non-current investment in quoted shares	38,708	29,998
Total Non-current financial assets measured at fair value	47,046	58,864
Convertible Bond		25,000
Non-current guarantee deposits	4,820	4,603
Other non-current financial assets	1,346	1,078
Non-current loans to EEAA	16,677
Total Non-current financial assets measured at amortized cost	€ 22,843	€ 30,681